Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	LGBTQ Loyalty Holdings, Inc.
Entity Central Index Key	0001510247
Entity Tax Identification Number	80-0671280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2435 Dixie Highway
Entity Address, City or Town	Wilton Manors
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33305
City Area Code	310
Local Phone Number	957-5231
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false